Intangible Assets Other Than Goodwill - Additional Information (Detail) - CLP ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Abstract]
Intangible assets with an indefinite useful life	$ 0	$ 0